Patent Finance Obligation - Current and Long-Term Portions of Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Gross	$ 55,670
Unamortized Discount	(3,638)
Net Carrying Amount	52,032
Current portion	(19,480)	(2,547)
Non-current portion	32,552	2,670
Patent Finance Obligation, Due December 27, 2014 [Member]
Debt Instrument [Line Items]
Gross	2,670	5,217
Unamortized Discount
Net Carrying Amount	2,670	5,217
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Gross	28,000
Unamortized Discount	(979)
Net Carrying Amount	27,021
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Gross	25,000
Unamortized Discount	(2,659)
Net Carrying Amount	$ 22,341